Equity (Details) $ / shares in Units, $ in Thousands			3 Months Ended
	Mar. 09, 2018	Feb. 27, 2018 $ / shares	Mar. 31, 2018 USD ($) Vote $ / shares shares	Dec. 31, 2017 USD ($)
Equity [Abstract]
Share capital | $			$ 10,022	$ 10,022
Shares outstanding (in shares)			100,217,260
Nominal value per share (in dollars per share) | $ / shares			$ 0.10
Voting right per share | Vote			1
Treasury shares held (in shares)			0
Increase (decrease) in treasury shares (in shares)			0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declared and paid (in dollars per share) | $ / shares		$ 0.31
Abengoa [Member]
Equity [Abstract]
Ownership interest	16.50%		16.47%
Algonquin [Member]
Equity [Abstract]
Ownership interest	25.00%